Note 9 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016	2015	2014
Weighted average risk-free interest rates	2.26%	1.99%	1.98%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs )	7.0	7.0	7.0
Expected volatility	88.72%	91.43%	94.88%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2016	2015	2014
General and administrative expense	$31,191	$45,822	$69,057
Research and development expense	23,614	22,083	32,134
Total stock option expense	$54,805	$67,905	$101,191

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2016	2015	2014
Weighted average fair value of options granted	$0.05	$0.09	$0.14
Intrinsic value of options exercised	-0-	-0-	-0-
Total fair value of options vested	54,757	66,622	97,707